RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
RELATED PARTIES [Text Block]

21. RELATED PARTIES

Transactions with key management personnel

Compensation

In addition to their salaries, the Corporation also provides non-cash benefits to directors and executive officers. Directors and executive officers participate in the Corporation’s share-based compensation plans (see Note 15).

Key management personnel compensation comprised the following:

In thousands of Canadian dollars	2017	2016

Short-term employee salaries and benefits	$2,240	$2,206
Share-based payments	3,230	1,425
Total compensation	$5,470	$3,631

Transactions

Certain members of the Board of Directors, or their related parties, hold positions in other companies that result in them having control or significant influence over those companies. One of these companies transacted with the Corporation during the year. The Corporation recorded expenses of less than $10 in the year ended December 31, 2017 (2016: $96) and had no outstanding amounts payable to this related party at December 31, 2017 (2016: $7). The amounts owing are unsecured, interest-free and due for payment under normal payment terms from the date of the transaction.